Organization and Nature of Business (Details)	6 Months Ended
Jun. 30, 2025
Tantech Holdings Ltd
Date of incorporation	Nov. 09, 2010
Percentage of Ownership	0.00%
USCNHK Group Limited
Date of incorporation	Dec. 13, 2024
Percentage of Ownership	100.00%
EAG International Vantage Capitals Limited
Date of incorporation	Apr. 27, 2015
Percentage of Ownership	100.00%
Euroasia New Energy Automotive (Jiangsu) Co. Ltd.
Date of incorporation	Oct. 24, 2017
Percentage of Ownership	100.00%
Shanghai Jiamu Investment Management Co., Ltd
Date of incorporation	Jul. 14, 2015
Percentage of Ownership	100.00%
Zhejiang Zhugu Xingqi Technology Co., Ltd. ("Zhugu Xingqi")
Date of incorporation	Aug. 10, 2023
Percentage of Ownership	100.00%
Zhejiang Jiangshanilai Technology Co., Ltd. ("Shangnilai")
Date of incorporation	Nov. 12, 2020
Percentage of Ownership	100.00%
Lishui Smart New Energy Automobile Co., Ltd. ("Lishui Smart")
Date of incorporation	Nov. 16, 2020
Percentage of Ownership	100.00%
Gangyu Trading (Jiangsu) Co., Ltd. ("Gangyu Trading")
Date of incorporation	Aug. 10, 2021
Percentage of Ownership	100.00%
Shangchi (Zhejiang) Intelligent Equipment Co., Ltd. ("Shangchi Intelligent Equipment")
Date of incorporation	Aug. 26, 2021
Percentage of Ownership	100.00%
Shanghai Wangju Industrial Group Co., Ltd. ("Shanghai Wangju")
Date of incorporation	Sep. 23, 2021
Percentage of Ownership	100.00%
Eurasia Holdings (Zhejiang) Co., Ltd. ("Eurasia Holdings")
Date of incorporation	Jul. 15, 2021
Percentage of Ownership	100.00%
Hangzhou Eurasia Supply Chain Co., Ltd. ("Eurasia Supply")
Date of incorporation	Aug. 04, 2021
Percentage of Ownership	100.00%
Zhejiang Shangchi Medical Equipment Co., Ltd. ("Shangchi Medical")
Date of incorporation	Nov. 13, 2021
Percentage of Ownership	100.00%
Shenzhen Shangdong Trading Co., Ltd. ("Shenzhen Shangdong")
Date of incorporation	Jul. 13, 2016
Percentage of Ownership	100.00%
China East Trade Co., Ltd. ("China East")
Date of incorporation	Feb. 15, 2018
Percentage of Ownership	100.00%
First International Commercial Factoring (Shenzhen) Co., Ltd. ("First International")
Date of incorporation	Jul. 27, 2017
Percentage of Ownership	75.00%
First International Commercial Factoring (Shenzhen) Co., Ltd. ("First International") China East
Percentage of Ownership	25.00%
Shanghai Senhuixin Technology Co., Ltd.("Senhuixin")
Date of incorporation	Mar. 19, 2025
Percentage of Ownership	100.00%
EPakia Inc. ("EPakia")
Date of incorporation	May 19, 2022
Percentage of Ownership	100.00%
Tanhome Group Inc ("Tanhome")
Date of incorporation	Dec. 03, 2024
Percentage of Ownership	100.00%
Tanhome Inc ("Tanhome Holding")
Date of incorporation	Dec. 03, 2024
Percentage of Ownership	100.00%
Xintong International Trading Co., Ltd. ("Xintong International")
Date of incorporation	Jul. 01, 2021
Percentage of Ownership	85.00%